Description of Business	6 Months Ended
Jun. 30, 2017
Accounting Policies [Abstract]
Description of Business

1) Description of Business

KNOT Offshore Partners LP (the “Partnership”) is a publicly traded Marshall Islands limited partnership initially formed for the purpose of acquiring 100% ownership interests in four shuttle tankers owned by Knutsen NYK Offshore Tankers AS (“KNOT”) in connection with the Partnership’s initial public offering of common units (the “IPO”), which was completed in April 2013.

As of June 30, 2017, the Partnership had a fleet of thirteen shuttle tankers, the Windsor Knutsen, the Bodil Knutsen, the Recife Knutsen, the Fortaleza Knutsen, the Carmen Knutsen, the Hilda Knutsen, the Torill Knutsen, the Dan Cisne, the Dan Sabia, the Ingrid Knutsen, the Raquel Knutsen, the Tordis Knutsen and the Vigdis Knutsen, each referred to as a “Vessel” and, collectively, as the “Vessels.” The Vessels operate under fixed charter contracts to charterers.

The initial term for a time charter or bareboat charter commences upon the vessel’s delivery to the customer. The Partnership’s charters include options, exercisable by the customer, to extend the charter’s initial term. Pursuant to the Omnibus Agreement, KNOT has agreed to guarantee the payments of the hire rate under the initial charters for the Windsor Knutsen and the Bodil Knutsen for five years from the closing of the Partnership’s IPO. The time charter for the Windsor Knutsen expires in 2018 and the charterer has five one-year extension options. The time charter for the Bodil Knutsen expires in 2019 and contains customer options for extension through 2024. The Recife Knutsen and the Fortaleza Knutsen are under bareboat charter contracts that expire in 2023. The time charter for the Carmen Knutsen expires in 2023 and contains customer options for extension through 2026. The time charters for the Hilda Knutsen and the Torill Knutsen each expire in 2018 and contain a customer option for extension through 2023. The Dan Cisne and the Dan Sabia are under bareboat charter contracts that expire in 2023 and 2024, respectively. The time charter for the Ingrid Knutsen expires in 2024 and contains customer options for extension through 2029. The time charter for the Raquel Knutsen expires in 2025 and contains customer options for extension through 2030. The time charter for the Tordis Knutsen expires in 2022 and contains customer options for extension through 2032. The time charter for the Vigdis Knutsen expires in 2022 and contains customer options for extension through 2032.

Under the Partnership’s Amended and Restated Agreement of Limited Partnership (the “Partnership Agreement”), KNOT Offshore Partners GP LLC, a wholly owned subsidiary of KNOT, and the general partner of the Partnership (the “General Partner”), has irrevocably delegated to the Partnership’s board of directors the power to oversee and direct the operations of, manage and determine the strategies and policies of the Partnership. During the period from the Partnership’s IPO in April 2013 until the time of the Partnership’s first annual general meeting (“AGM”) on June 25, 2013, the General Partner retained the sole power to appoint, remove and replace all members of the Partnership’s board of directors. From the first AGM, four of the seven board members became electable by the common unitholders and accordingly, from this date, KNOT, as the owner of the General Partner, no longer retains the power to control the Partnership’s board of directors and, hence, the Partnership. As a result, the Partnership is no longer considered to be under common control with KNOT and as a consequence, the Partnership will not account for any vessel acquisitions from KNOT after June 25, 2013 as a transfer of equity interests between entities under common control.

On January 10, 2017, the Partnership issued and sold 2,500,000 common units in an underwritten public offering (see Note 16(a) — Equity Offering), raising approximately $54.9 million in net proceeds.

On February 2, 2017, the Partnership issued and sold in a private placement 2,083,333 Series A Convertible Preferred Units (“Series A Preferred Units”) at a price of $24.00 per unit. After deducting estimated fees and expenses, the net proceeds from the sale were approximately $48.6 million.

On March 1, 2017, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT Shuttle Tankers 24 AS, the company that owns the Tordis Knutsen, from KNOT. The acquisition of the Tordis Knutsen was accounted for as an acquisition of a business. As a result, the Partnership has recorded the results of operations of the Tordis Knutsen in its consolidated statement of operations from March 1, 2017. See Note 15—Business Acquisitions.

On June 1, 2017, KNOT Shuttle Tankers AS acquired KNOT Shuttle Tankers 25 AS, the company that owns the Vigdis Knutsen, from KNOT. The acquisition of the Vigdis Knutsen was accounted for as an acquisition of a business. As a result, the Partnership has recorded the results of operations of the Vigdis Knutsen in its consolidated statement of operations from June 1, 2017. See Note 15—Business Acquisitions.

On June 30, 2017, the Partnership issued and sold in a second private placement 1,666,667 additional Series A Preferred Units at a price of $24.00 per unit. After deducting estimated fees and expenses, the net proceeds from the sale were approximately $38.8 million.